TRADE AND ACCRUED PAYABLES (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Maximum [member]
Disclosure of detailed information about trade and accrued payables [line items]
Age of trade and accrued payables	P6M	P6M